Long-Term Debt and Short-Term Borrowings - Long-Term Debt (Details) € in Millions, XUA in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 XUA	Sep. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Dec. 31, 2004 USD ($)
Long-Term Debt
Other borrowings	$ 17,347					$ 18,783
Less: current portion of long-term debt	1,291					794
Long-term debt (excluding current portion)	$ 16,056					17,989
Fixed rate Eurobond due 2021
Long-Term Debt
Effective Interest Rate	0.00%	0.00%	0.00%
Other borrowings	$ 0					367
Floating rate Eurobond due 2021
Long-Term Debt
Effective Interest Rate	0.00%	0.00%	0.00%
Other borrowings	$ 0					374
Fixed rate medium term note due 2021
Long-Term Debt
Effective Interest Rate	0.00%	0.00%	0.00%
Other borrowings	$ 0					449
Fixed rate Euro medium term note due 2022
Long-Term Debt
Principal amount | €		€ 500
Effective Interest Rate	0.45%	0.45%	0.45%
Other borrowings	$ 567					612
Fixed rate medium term note due 2022
Long-Term Debt
Principal amount	$ 600							$ 450
Effective Interest Rate	2.17%	2.17%	2.17%					2.75%
Other borrowings	$ 599					598
Fixed rate Euro medium term note due 2023
Long-Term Debt
Principal amount | €		€ 600
Effective Interest Rate	1.14%	1.14%	1.14%
Other borrowings	$ 679					731
Fixed rate registered note due 2023
Long-Term Debt
Principal amount	$ 500						$ 500
Effective Interest Rate	1.86%	1.86%	1.86%				1.75%
Other borrowings	$ 499					498
Fixed rate medium term notes due 2023
Long-Term Debt
Principal amount	$ 650
Effective Interest Rate	2.26%	2.26%	2.26%
Other borrowings	$ 649					649
Fixed rate medium term notes due 2024
Long-Term Debt
Principal amount	$ 300
Effective Interest Rate	3.30%	3.30%	3.30%
Other borrowings	$ 299					299
Fixed rate medium term notes due 2024
Long-Term Debt
Principal amount	$ 500							$ 500
Effective Interest Rate	2.98%	2.98%	2.98%					3.25%
Other borrowings	$ 501					502
Floating rate medium term notes due 2024
Long-Term Debt
Principal amount	$ 300
Effective Interest Rate	0.42%	0.42%	0.42%
Other borrowings	$ 300					299
Fixed rate medium term note due 2025
Long-Term Debt
Principal amount	$ 550
Effective Interest Rate	3.04%	3.04%	3.04%
Other borrowings	$ 548					548
Fixed rate registered note due 2025
Long-Term Debt
Principal amount	$ 750				$ 500		$ 750
Effective Interest Rate	2.12%	2.12%	2.12%		2.65%		2.00%
Other borrowings	$ 746					744
Fixed rate registered note due 2025
Long-Term Debt
Principal amount	$ 500
Effective Interest Rate	2.67%	2.67%	2.67%
Other borrowings	$ 498					498
Fixed rate Euro medium term note due 2026
Long-Term Debt
Principal amount | €		€ 750
Effective Interest Rate	1.65%	1.65%	1.65%
Other borrowings	$ 842					908
Fixed rate medium term notes due 2026
Long-Term Debt
Principal amount	$ 650
Effective Interest Rate	2.37%	2.37%	2.37%
Other borrowings	$ 645					644
Fixed rate medium term notes due 2027
Long-Term Debt
Principal amount	$ 850
Effective Interest Rate	2.95%	2.95%	2.95%
Other borrowings	$ 844					843
Floating Rate Note Due2027
Long-Term Debt
Principal amount	$ 19
Effective Interest Rate	0.00%	0.00%	0.00%
Other borrowings	$ 19					19
Fixed rate 30-year debenture due 2028
Long-Term Debt
Principal amount	$ 220
Effective Interest Rate	6.44%	6.44%	6.44%
Other borrowings	$ 224					225
Floating Rate Note Due 2028
Long-Term Debt
Principal amount	$ 250
Effective Interest Rate	2.07%	2.07%	2.07%
Other borrowings	$ 240					0
Floating Rate Note Due 2028
Long-Term Debt
Principal amount	$ 150
Effective Interest Rate	2.02%	2.02%	2.02%
Other borrowings	$ 144					0
Floating Rate Note Due 2028
Long-Term Debt
Principal amount	$ 100
Effective Interest Rate	2.11%	2.11%	2.11%
Other borrowings	$ 96					0
Fixed rate medium term notes due 2028
Long-Term Debt
Principal amount	$ 600
Effective Interest Rate	3.62%	3.62%	3.62%
Other borrowings	$ 598					598
Floating Rate Note Due 2028
Long-Term Debt
Principal amount	$ 150
Effective Interest Rate	2.53%	2.53%	2.53%
Other borrowings	$ 147					0
Floating Rate Note Due 2028
Long-Term Debt
Principal amount	$ 150
Effective Interest Rate	2.48%	2.48%	2.48%
Other borrowings	$ 147					0
Fixed rate registered note due 2029
Long-Term Debt
Principal amount	$ 1,000						$ 1,000
Effective Interest Rate	2.50%	2.50%	2.50%				2.375%
Other borrowings	$ 988					986
Fixed rate medium term notes due 2029
Long-Term Debt
Principal amount	$ 800							$ 800
Effective Interest Rate	3.38%	3.38%	3.38%					3.375%
Other borrowings	$ 797					796
Fixed rate Euro medium term note due 2030
Long-Term Debt
Principal amount | XUA			XUA 500
Effective Interest Rate	1.90%	1.90%	1.90%
Other borrowings	$ 560					604
Fixed rate registered note due 2030
Long-Term Debt
Principal amount	$ 600				$ 600
Effective Interest Rate	3.09%	3.09%	3.09%		3.05%
Other borrowings	$ 596					595
Fixed rate Euro medium term notes due 2031
Long-Term Debt
Principal amount | €		€ 500
Effective Interest Rate	1.54%	1.54%	1.54%
Other borrowings	$ 563					608
Fixed rate 30-year bond due 2037
Long-Term Debt
Principal amount	$ 555
Effective Interest Rate	5.73%	5.73%	5.73%
Other borrowings	$ 551					551
Floating Rate Note Due 2040
Long-Term Debt
Principal amount	$ 52
Effective Interest Rate	0.00%	0.00%	0.00%
Other borrowings	$ 52					51
Floating rate note due 2041
Long-Term Debt
Principal amount	$ 96
Effective Interest Rate	0.00%	0.00%	0.00%
Other borrowings	$ 96					96
Fixed rate medium term note due 2044
Long-Term Debt
Principal amount	$ 325
Effective Interest Rate	4.05%	4.05%	4.05%
Other borrowings	$ 315					315
Floating rate note due 2044
Long-Term Debt
Principal amount	$ 54								$ 60
Effective Interest Rate	0.00%	0.00%	0.00%
Other borrowings	$ 53					53
Fixed rate medium term note due 2046
Long-Term Debt
Principal amount	$ 500
Effective Interest Rate	3.37%	3.37%	3.37%
Other borrowings	$ 477					476
Fixed rate medium term note due 2047
Long-Term Debt
Principal amount	$ 500
Effective Interest Rate	3.68%	3.68%	3.68%
Other borrowings	$ 492					492
Fixed rate medium term note due 2048
Long-Term Debt
Principal amount	$ 650
Effective Interest Rate	4.07%	4.07%	4.07%
Other borrowings	$ 638					637
Fixed rate medium term note due 2048
Long-Term Debt
Principal amount	$ 500							$ 500
Effective Interest Rate	3.78%	3.78%	3.78%					4.00%
Other borrowings	$ 505					505
Fixed rate registered note due 2049
Long-Term Debt
Principal amount	$ 500			$ 1,000			$ 1,000
Effective Interest Rate	3.37%	3.37%	3.37%				3.25%
Other borrowings	$ 485					969
Fixed rate registered note due 2050
Long-Term Debt
Principal amount	$ 350			$ 650	$ 650
Effective Interest Rate	3.72%	3.72%	3.72%		3.70%
Other borrowings	$ 346					642
Other borrowings
Long-Term Debt
Effective Interest Rate	0.19%	0.19%	0.19%
Other borrowings	$ 2					$ 2